Shareholder Fees	Mar. 01, 2026 USD ($)
Dana Large Cap Equity Fund | Dana Large Cap Equity Fund Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee	$ (15.00)
Dana Epiphany Small Cap Equity Fund | Dana Epiphany Small Cap Equity Fund Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee	$ (15.00)
Dana Epiphany Equity Fund | Dana Epiphany Equity Fund Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee	$ (15.00)